Cover	Dec. 19, 2025
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Odyssey Health Incorporated
Entity Central Index Key	0001626644
Entity Address, Address Line One	2300 West Sahara Avenue
Entity Address, Address Line Two	Suite 800 - #4012
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89102
City Area Code	702
Local Phone Number	780-6559
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Dec. 19, 2025